Summary of Significant Accounting Policies (Details) ¥ in Millions			6 Months Ended			12 Months Ended
	Apr. 01, 2019	May 01, 2018	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Price increase percentage			5.00%	5.00%
Extended payment terms			the Company has granted some of its customers extended payment terms of 30 days to 120 days since January 2022, as a result of the COVID-19 pandemic.	the Company has granted some of its customers extended payment terms of 30 days to 120 days since January 2022, as a result of the COVID-19 pandemic.
Allowance for uncollectable balance amount			$ 555,105			$ 446,527
Inventory reserve			101,914			116,453
Investment income					$ 30,626
Research and development expenses			144,461		310,668
Advertising expenses			$ 8,219,488		266,884
Percentage of vat rate			17.00%	17.00%
Comprehensive income amount			$ 342,318		$ 279,120
Universe Pharmaceuticals INC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of ownership interest			20.00%
JX RCB Bank [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of ownership interest			5.00%
Investment amount			$ 700,000	¥ 5
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of vat rate	13.00%	16.00%
Other Long-Term Investments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment amount			$ 586,674	¥ 5		$ 744,924	¥ 5